Form 24F-2

               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.       Name and address of issuer:   Holland Series Funds, Inc.
                                       375 Park Avenue, 19th Floor
                                       New York, NY  10152

2. Name of each series or class of funds for which this notice is filed:

X
 X
         (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

3.        Investment Company Act File Number:  811-9060
4.        Securities Act File Number: 33-95026
4a.      Last day of fiscal year for which this notice is filed: 10/31/98



4b. Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the firm is being filed late, interest must be paid on the registration fee due.


4c. Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

         (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
              $8,050,907
         (ii) Aggregate price of securities redeemed or
              repurchased during the
         (iii)fiscal year:$4,852,108
         (iv) Aggregate price of securities redeemed or
              repurchased during any prior fiscal year ending
              no earlier than October 11, 1995 that were not
              previously used to reduce registration fees
              payable to the Commission:   $0

         (v)   Total available redemption credits (add Items
              5(ii) and 5(iii):  $4,852,108

         (vi) Net Sales- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item
              5(i):      $3,198,799

         (vii)Redemption credits available for use in future years- if Item 5(i) is less than 5(iv) [subtract Item 5(iv) from Item 5(i): $0

         (viii) Multiplier for determining registration fees (See Instruction C.9): 0.000278


         (ix)      Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is
              due):     $889.27

6. Prepaid Shares If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0

-If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, the state that number here: $0

7. Interest Due- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

(i) Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7]:
         $889.27


8. 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 25, 1998

X
  X
         Method of Delivery:                         x Wire Transfer



                                                     Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dated indicated.

Date:   November  25, 1998


By                         /s/ William E. Vastardis
                           William E. Vastardis
                           Secretary